Related Party Transactions and Balances (Tables)	6 Months Ended
Dec. 31, 2024
Related Party Transactions and Balances [Abstract]
Schedule of Related Parties with the Company

The following was a summary of related parties with the Company:

Name	Relationship
Mr. Lee, Yat Lung Andrew (“Mr. Lee”)	Chairman and Chief Executive Officer of the Company
Boxasone Limited (“BAO”)	Mr. Lee is a sole director and a shareholder
China Information Technology Development Limited (“CITD”)	Shareholder of the Company

Schedule of Amount Due to Related Parties

Amount due to a related party

Name of Related parties	Nature of transactions	June 30, 2024	December 31, 2024
		HKD	HKD	US$
BAO	BAO reimbursed for certain expenses, including insurance and office expenses incurred on the Company’s behalf.	$2,422	$2,649	$341

Amount to a director

Name of Related parties	Nature of transactions	June 30, 2024	December 31, 2024
		HKD	HKD	US$
Mr. Lee	Mr. Lee from time to time, provides advances to the Company for working capital purposes.	$39,591	$31,837	$4,099